General (Total Expenses Related to Acquisition and Other Non-recurring Expenses) (Details) - Night Vision Business - Acquisition and other non-recurring expenses $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Inventory	$ 54,713
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment	317
Total	55,030
Cost of revenue
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total	$ 55,030